Related Party Balances and Transactions - Schedule of Amount Due to Directors (Details) - Mr. Ziyang Long [Member]	6 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 SGD ($)
Related Party Balances and Transactions [Line Items]
Relationship	Mr. Long is a director of Republic Power Pte Limited
Nature of Transactions	Loan
Amount due to directors	$ 116,577	$ 149,907	$ 53,767